FAIR VALUE MEASUREMENT (Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets:
Marketable securities	$ 10,627
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Level 2 [Member]
Assets:
Marketable securities	10,627
Foreign currency exchange derivative instrument	415	81
Total Financial Assets	11,042	81
Liabilities:
Foreign currency exchange derivative instruments	9	7
Total Financial Liabilities	$ 9	$ 7